Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 1,723	$ 4,177
Accrued payroll	4,089	2,577
Accrued professional services, legal, and other general and administrative	2,043	919
Accrued cost of goods sold and other expenses	2,982	293
Total accounts payable and accrued liabilities	$ 10,837	$ 7,966